UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  150 South 5th Street, Suite 3225
          Minneapolis, MN 55402

Form 13F File No:   28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Charles C. Betz
Title:         Chief Financial Officer
Phone:         (612) 339-4339
Signature, Place, and Date of Signing:



   /s/ Charles C. Betz        Minneapolis, Minnesota    January 30, 2001
--------------------------    ----------------------    ----------------
        (Signature)                (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 62

Form 13F Information Table Value Total:     $94,809,328.94

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                 FORM 13F INFORMATION TABLE (12/31/00)

                      Title of             Fair Market     Shares    SH    Put   Investmt  Other       Voting Authority
Name of Issuer          Class    CUSIP        Value       /PRN AMT  /PRN  /Call  Dscretn  Managers   Sole   Share   None
ADC Telecom              COM   000886101   2,147,721.87     118495   SH           Sole              15,720        102,775
American Express Co.     COM   025816109   2,133,772.50      38840   SH           Sole               6,030         32,810
American Int'l Group     COM   026874107   2,592,489.44      26303   SH           Sole               2,896         23,407
Applied Materials, Inc.  COM   038222105      80,766.56       2115   SH           Sole                              2,115
Applied Micro Circuits   COM   03822W109     133,958.72       1785   SH           Sole                              1,785
Best Buy, Inc.           COM   086516101   1,470,143.12      49730   SH           Sole               6,700         43,030
Broadcom Corp.           COM   111320107      63,420.00        755   SH           Sole                                755
Brocade Comm Sys         COM   111621108      94,566.87       1030   SH           Sole                              1,030
Calpine Corporation      COM   131347106   2,635,480.31      58485   SH           Sole               8,240         50,245
Chase Manhattan Corp.    COM   16161A108   1,841,445.56      40527   SH           Sole               6,180         34,347
Ciena Corp.              COM   171779101      97,500.00       1200   SH           Sole                              1,200
Cisco Systems, Inc.      COM   17275R102   1,817,257.50      47510   SH           Sole               6,365         41,145
Citigroup, Inc.          COM   172967101   2,533,364.19      49613   SH           Sole               6,733         42,880
Corning, Inc.            COM   219350105   1,383,687.50      26200   SH           Sole               3,090         23,110
CVS Corp.                COM   126650100   2,375,922.50      39640   SH           Sole               5,575         34,065
Danaher Corp.            COM   235851102   2,019,455.62      29535   SH           Sole               4,170         25,365
El Paso Energy Corp.     COM   283905107   2,359,327.50      32940   SH           Sole               4,670         28,270
EMC Corp                 COM   268648102   1,759,457.00      26458   SH           Sole               3,320         23,138
Ericsson Tel.            COM   294821400      94,646.25       8460   SH           Sole                              8,460
Exodus Comm., Inc.       COM   302088109      67,600.00       3380   SH           Sole                              3,380
Exxon Mobil Corp.        COM   30231G102   2,277,762.50      26200   SH           Sole               3,800         22,400
General Electric Co.     COM   369604103   1,973,347.19      41165   SH           Sole               6,300         34,865
Global Crossing Ltd.     COM   3921A1009      70,918.44       4955   SH           Sole                              4,955
Halliburton Co.          COM   406216101   1,652,637.50      45590   SH           Sole               6,770         38,820
Home Depot, Inc.         COM   437076102   1,787,980.31      39135   SH           Sole               5,245         33,890
Intel Corp.              COM   458140100   1,455,325.62      48410   SH           Sole               6,000         42,410
JDS Uniphase Corp.       COM   46612J101   1,567,866.87      37610   SH           Sole               5,250         32,360
Johnson & Johnson        COM   478160104   2,361,279.69      22475   SH           Sole               2,750         19,725
Juniper Networks, Inc.   COM   48203R104     126,062.50       1000   SH           Sole                              1,000
Kimberly-Clark Corp.     COM   494368103   2,216,484.95      31355   SH           Sole               4,175         27,180
Level 3 Comm., Inc.      COM   52729N100      61,687.50       1880   SH           Sole                              1,880
Marsh & McLennan         COM   571748102   1,923,480.00      16440   SH           Sole               2,320         14,120
Medtronic, Inc.          COM   585055106   2,556,277.50      42340   SH           Sole               6,000         36,340
Merck & Co., Inc.        COM   589331107   2,300,366.25      24570   SH           Sole               3,400         21,170
Merrill Lynch & Co.      COM   590188108   2,667,154.06      39115   SH           Sole               5,000         34,115
Motorola, Inc.           COM   620076109   1,681,357.50      83030   SH           Sole              11,575         71,455
Network Appliance        COM   64120L104   1,686,205.62      26270   SH           Sole               2,780         23,490
Nextel Comm., Inc.       COM   65332V103   1,608,378.75      64985   SH           Sole               8,750         56,235
Nokia Corp.              COM   654902204   2,104,747.50      48385   SH           Sole               6,050         42,335
Nortel Networks Corp.    COM   656568102   1,544,001.75      48156   SH           Sole               5,750         42,406
Oracle Corp.             COM   68389X105   2,165,010.94      74495   SH           Sole              10,600         63,895
Pfizer, Inc.             COM   717081103   2,410,584.00      52404   SH           Sole               6,300         46,104
PMC Sierra, Inc.         COM   69344F106     130,517.50       1660   SH           Sole                              1,660
Procter & Gamble Co.     COM   742718109   2,083,692.19      26565   SH           Sole               3,720         22,845
Qualcomm Inc.            COM   747525103   2,332,070.31      28375   SH           Sole               3,820         24,555
Qwest Communications     COM   749121109   2,245,283.00      54763   SH           Sole               7,150         47,613
Safeway, Inc.            COM   786514208   2,229,687.50      35675   SH           Sole               5,040         30,635
SBC Communications       COM   78387G103     107,342.00       2248   SH           Sole                              2,248
SDL Inc.                 COM   784076101     132,627.81        895   SH           Sole                                895
Siebel Systems, Inc.     COM   826170102     137,278.75       2030   SH           Sole                              2,030
Sprint PCS Group         COM   852061506   1,505,119.69      73645   SH           Sole              10,450         63,195
Storage Networks         COM   86211E103      85,603.12       3450   SH           Sole                              3,450
Sun Microsystems, Inc.   COM   866810104   1,975,222.50      70860   SH           Sole               9,595         61,265
Target Corp.             COM   87612E106   2,310,228.75      71635   SH           Sole              10,230         61,405
Texaco Inc.              COM   881694103   2,298,625.00      37000   SH           Sole               5,480         31,520
Texas Instruments, Inc.  COM   882508104   1,758,086.25      37110   SH           Sole               5,000         32,110
Tyco Int'l Ltd.          COM   902124106   2,507,212.50      45175   SH           Sole               5,150         40,025
Veritas Software Corp    COM   923436109   1,966,562.50      22475   SH           Sole               2,925         19,550
Vodafone Group Plc.      COM   92857W100     167,244.37       4670   SH           Sole                              4,670
Voicestream Wireless     COM   928615103      90,562.50        900   SH           Sole                                900
Watson Pharm. Inc.       COM   942683103   2,148,851.25      41980   SH           Sole               5,930         36,050
Wells Fargo & Co.        COM   949746101   2,696,611.50      48424   SH           Sole               6,500         41,924

GRAND TOTAL                               94,809,328.94  2,032,501                                 269,494      1,763,007

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